CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 23,472,156	$ 9,283,566
Prepaid expenses and other current assets	795,309	115,473
Total current assets	24,267,465	9,399,039
Property and equipment, net	309,457	227,908
Operating lease right-of-use asset	115,494	131,184
Deferred offering costs		471,719
Other assets	234,694	106,830
Total assets	24,927,110	10,336,680
Current liabilities:
Accounts payable	344,253	223,236
Accrued expenses and other current liabilities	747,538	680,782
Grant advance	182,667	189,200
Deferred revenue	2,371	23,272
Operating lease liability - current	72,070	70,703
Total current liabilities	1,348,899	1,187,193
Operating lease liability - non-current	57,620	76,273
Total liabilities	1,406,519	1,263,466
Convertible preferred stock, par value $0.00001 per share:
Series A preferred stock: 10,000,000 shares authorized as of March 31, 2026 and 4,358,597 shares authorized as of December 31, 2025; no shares issued and outstanding as of March 31, 2026 and 3,661,083 shares issued and outstanding as of December 31, 2025		19,013,673
Commitments and contingencies (Note 5)
Shareholders' equity (deficit)
Common stock, $0.00001 par value; 200,000,000 and 25,000,000 shares authorized as of March 31, 2026 and December 31, 2025, respectively; 11,210,256 and 1,410,975 shares issued as of March 31, 2026 and December 31, 2025, respectively; and 10,798,722 and 911,255 shares outstanding as of March 31, 2026 and December 31, 2025, respectively	110	10
Additional paid-in capital	38,606,840	663,514
Accumulated other comprehensive loss	(28,441)	(4,900)
Accumulated deficit	(15,057,918)	(10,599,083)
Total shareholders' equity (deficit)	23,520,591	(9,940,459)
Total liabilities, convertible preferred stock and shareholders' equity (deficit)	$ 24,927,110	$ 10,336,680